RELATED PARTY TRANSACTION (Details Narrative) - USD ($)	Sep. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Aug. 12, 2024
Investment		$ 6,941,083	$ 5,691,084
Other investments		6,941,083	5,691,084
AG Bio Life Capital I LP [Member]
Shares issued	600,000
Proceeds from common stock	$ 100,000
Note receivable				$ 522,667
Investment		$ 522,667	$ 522,667